Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)
September 30, 2025

Number of Shares		Value
Common Stocks 99.3%
Aerospace & Defense 8.0%
18,855	Axon Enterprise, Inc.	$13,531,102 *
8,500	Curtiss-Wright Corp.	4,614,990
25,089	HEICO Corp.	8,099,231
80,669	Howmet Aerospace, Inc.	15,829,678
80,688	Rocket Lab Corp.(a)	3,865,762 *
		45,940,763
Banks 0.5%
183,294	NU Holdings Ltd. Class A	2,934,537 *
Biotechnology 3.9%
26,521	Alnylam Pharmaceuticals, Inc.	12,093,576 *
30,825	Insmed, Inc.	4,439,108 *
37,611	Natera, Inc.	6,054,243 *
		22,586,927
Broadline Retail 1.9%
330,384	Coupang, Inc.	10,638,365 *
Building Products 0.7%
31,600	Builders FirstSource, Inc.	3,831,500 *
Capital Markets 7.3%
79,909	Ares Management Corp. Class A	12,776,650
12,391	Evercore, Inc. Class A	4,179,732
113,056	Robinhood Markets, Inc. Class A	16,187,358 *
153,052	TPG, Inc.	8,792,837
		41,936,577
Commercial Services & Supplies 1.1%
60,360	Veralto Corp.	6,434,979
Construction & Engineering 4.0%
13,183	Comfort Systems USA, Inc.	10,878,348
29,831	Quanta Services, Inc.	12,362,563
		23,240,911
Consumer Staples Distribution & Retail 1.4%
5,964	Casey's General Stores, Inc.	3,371,568
60,725	U.S. Foods Holding Corp.	4,652,750 *
		8,024,318
Diversified Consumer Services 0.6%
16,041	Grand Canyon Education, Inc.	3,521,320 *
Electrical Equipment 2.3%
89,558	Vertiv Holdings Co. Class A	13,510,720
Electronic Equipment, Instruments & Components 2.2%
73,044	Coherent Corp.	7,868,300 *
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
55,512	Corning, Inc.	$4,553,649
		12,421,949
Entertainment 6.0%
165,217	ROBLOX Corp. Class A	22,885,859 *
17,044	Spotify Technology SA	11,896,712 *
		34,782,571
Financial Services 3.1%
85,860	Affirm Holdings, Inc.	6,274,649 *
310,520	Toast, Inc. Class A	11,337,085 *
		17,611,734
Health Care Equipment & Supplies 1.4%
122,513	Dexcom, Inc.	8,243,900 *
Health Care Providers & Services 3.4%
44,588	Cencora, Inc.	13,935,088
27,288	Encompass Health Corp.	3,466,122
26,963	RadNet, Inc.	2,054,850 *
		19,456,060
Health Care Technology 2.5%
32,273	Veeva Systems, Inc. Class A	9,614,450 *
129,446	Waystar Holding Corp.	4,908,592 *
		14,523,042
Hotels, Restaurants & Leisure 11.3%
25,684	DoorDash, Inc. Class A	6,985,791 *
208,177	DraftKings, Inc. Class A	7,785,820 *
43,576	Flutter Entertainment PLC	11,068,304 *
57,494	Hilton Worldwide Holdings, Inc.	14,916,243
59,387	Royal Caribbean Cruises Ltd.	19,216,446
20,591	Wingstop, Inc.	5,182,343
		65,154,947
Household Durables 1.0%
15,005	TopBuild Corp.	5,864,854 *
Independent Power and Renewable Electricity Producers 2.6%
75,300	Vistra Corp.	14,752,776
Interactive Media & Services 1.7%
43,014	Reddit, Inc. Class A	9,892,790 *
IT Services 3.4%
90,190	Cloudflare, Inc. Class A	19,353,872 *
Life Sciences Tools & Services 2.1%
109,100	Stevanato Group SpA(a)	2,809,325
14,223	Waters Corp.	4,264,198 *
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services – cont'd
18,603	West Pharmaceutical Services, Inc.	$4,880,125
11,953,648
Professional Services 1.2%
28,400	Broadridge Financial Solutions, Inc.	6,764,028
Semiconductors & Semiconductor Equipment 3.9%
41,697	Astera Labs, Inc.	8,164,273 *
15,191	Monolithic Power Systems, Inc.	13,985,442
22,149,715
Software 11.6%
10,612	AppLovin Corp. Class A	7,625,146 *
107,962	Datadog, Inc. Class A	15,373,789 *
33,644	Guidewire Software, Inc.	7,733,410 *
107,331	Nutanix, Inc. Class A	7,984,353 *
83,858	Rubrik, Inc. Class A	6,897,320 *
53,655	ServiceTitan, Inc. Class A	5,410,034 *
52,333	Zscaler, Inc.	15,682,107 *
66,706,159
Specialty Retail 5.2%
39,700	Carvana Co.	14,976,428 *
82,355	O'Reilly Automotive, Inc.	8,878,693 *
66,698	Wayfair, Inc. Class A	5,958,132 *
29,813,253
Number of Shares		Value
Technology Hardware, Storage & Peripherals 1.2%
84,277	Pure Storage, Inc. Class A	$7,063,255 *
Trading Companies & Distributors 3.8%
203,637	Fastenal Co.	9,986,358
233,560	QXO, Inc.	4,451,654 *
7,474	United Rentals, Inc.	7,135,129
		21,573,141
Total Common Stocks (Cost $475,374,796)		570,682,611

Short-Term Investments 0.9%
Investment Companies 0.9%
4,987,814	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.09%(b)	4,987,814
354,094	State Street Navigator Securities Lending Government Money Market Portfolio, 4.17%(b)(c)	354,094
Total Short-Term Investments (Cost $5,341,908)		5,341,908
Total Investments 100.2% (Cost $480,716,704)		576,024,519
Liabilities Less Other Assets (0.2)%		(1,111,747)
Net Assets 100.0%		$574,912,772

*	Non-income producing security.
(a)
All or a portion of this security is on loan at September 30, 2025. Total value of all such securities at
September 30, 2025 amounted to $4,206,272, collateralized by cash collateral of $354,094 and non-cash
(U.S. Treasury Securities) collateral of $3,941,969 for the Fund.

(b)	Represents 7-day effective yield as of September 30, 2025.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$570,682,611	$—	$—	$570,682,611
Short-Term Investments	—	5,341,908	—	5,341,908
Total Investments	$570,682,611	$5,341,908	$—	$576,024,519

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)
September 30, 2025

Number of Shares		Value
Common Stocks 100.5%
Aerospace & Defense 3.1%
2,384	General Dynamics Corp.	$812,944
10,728	L3Harris Technologies, Inc.	3,276,438
		4,089,382
Air Freight & Logistics 2.6%
8,548	FedEx Corp.	2,015,704
26,680	GXO Logistics, Inc.	1,411,105 *
		3,426,809
Automobile Components 2.9%
42,936	Aptiv PLC	3,701,942 *
Automobiles 1.1%
23,934	General Motors Co.	1,459,256
Banks 4.4%
59,089	First Horizon Corp.	1,336,002
128,092	Huntington Bancshares, Inc.	2,212,149
48,552	Truist Financial Corp.	2,219,798
		5,767,949
Building Products 3.2%
32,189	Fortune Brands Innovations, Inc.	1,718,571
57,350	Resideo Technologies, Inc.	2,476,373 *
		4,194,944
Chemicals 0.6%
16,507	Ashland, Inc.	790,850
Communications Equipment 3.9%
26,601	Ciena Corp.	3,874,968 *
2,596	Motorola Solutions, Inc.	1,187,125
		5,062,093
Construction & Engineering 1.9%
26,344	Arcosa, Inc.	2,468,696
Consumer Finance 0.8%
19,242	Bread Financial Holdings, Inc.	1,073,126
Consumer Staples Distribution & Retail 1.5%
20,265	Dollar Tree, Inc.	1,912,408 *
Containers & Packaging 1.9%
5,112	Avery Dennison Corp.	829,013
45,219	Sealed Air Corp.	1,598,492
		2,427,505
Electric Utilities 2.1%
59,692	FirstEnergy Corp.	2,735,087
Electrical Equipment 0.7%
2,487	Rockwell Automation, Inc.	869,281
Number of Shares		Value
Electronic Equipment, Instruments & Components 8.3%
7,971	CDW Corp.	$1,269,621
18,840	Coherent Corp.	2,029,445 *
32,078	IPG Photonics Corp.	2,540,257 *
13,504	Itron, Inc.	1,682,058 *
5,564	Teledyne Technologies, Inc.	3,260,726 *
		10,782,107
Energy Equipment & Services 1.5%
40,458	Baker Hughes Co.	1,971,114
Entertainment 1.4%
230,113	Lionsgate Studios Corp.	1,587,780 *
15,340	Starz Entertainment Corp.	225,958 *
		1,813,738
Food Products 1.1%
97,769	Hain Celestial Group, Inc.	154,475 *
62,973	TreeHouse Foods, Inc.	1,272,684 *
		1,427,159
Health Care Equipment & Supplies 2.4%
26,294	Haemonetics Corp.	1,281,570 *
18,577	Zimmer Biomet Holdings, Inc.	1,829,834
		3,111,404
Health Care Providers & Services 2.0%
3,275	McKesson Corp.	2,530,068
Hotels, Restaurants & Leisure 5.7%
140,649	Brightstar Lottery PLC	2,426,195
53,862	MGM Resorts International	1,866,857 *
42,831	Travel & Leisure Co.	2,548,016
11,348	United Parks & Resorts, Inc.	586,692 *
		7,427,760
Independent Power and Renewable Electricity Producers 1.7%
7,250	Ormat Technologies, Inc.	697,813
7,746	Vistra Corp.	1,517,596
		2,215,409
Industrial REITs 1.1%
40,175	STAG Industrial, Inc.	1,417,776
Insurance 3.5%
10,477	Allstate Corp.	2,248,888
16,510	Globe Life, Inc.	2,360,435
		4,609,323
IT Services 2.6%
29,766	Kyndryl Holdings, Inc.	893,873 *
14,113	Wix.com Ltd.	2,506,892 *
		3,400,765
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.4%
3,133	Charles River Laboratories International, Inc.	$490,189 *
Machinery 2.4%
127,028	Gates Industrial Corp. PLC	3,152,835 *
Metals & Mining 1.3%
50,450	Alcoa Corp.	1,659,300
Multi-Utilities 4.2%
89,619	CenterPoint Energy, Inc.	3,477,217
32,176	Dominion Energy, Inc.	1,968,206
		5,445,423
Oil, Gas & Consumable Fuels 5.1%
35,261	Devon Energy Corp.	1,236,251
19,863	EOG Resources, Inc.	2,227,039
50,188	Williams Cos., Inc.	3,179,410
		6,642,700
Professional Services 4.6%
360,746	Alight, Inc. Class A	1,176,032
31,305	Concentrix Corp.	1,444,726
368,700	Conduent, Inc.	1,032,360 *
50,510	KBR, Inc.	2,388,618
		6,041,736
Real Estate Management & Development 1.8%
7,615	Jones Lang LaSalle, Inc.	2,271,402 *
Retail REITs 1.9%
34,112	Regency Centers Corp.	2,486,765
Semiconductors & Semiconductor Equipment 4.6%
29,573	Enphase Energy, Inc.	1,046,588 *
52,454	Intel Corp.	1,759,832 *
9,738	MACOM Technology Solutions Holdings, Inc.	1,212,284 *
25,878	Skyworks Solutions, Inc.	1,992,088
		6,010,792
Number of Shares		Value
Software 4.1%
22,593	Docusign, Inc.	$1,628,729 *
133,485	UiPath, Inc. Class A	1,786,029 *
23,337	Zoom Communications, Inc.	1,925,303 *
		5,340,061
Specialty Retail 1.2%
11,321	Best Buy Co., Inc.	856,094
26,341	ODP Corp.	733,597 *
		1,589,691
Technology Hardware, Storage & Peripherals 4.4%
135,459	Hewlett Packard Enterprise Co.	3,326,873
28,781	Pure Storage, Inc. Class A	2,412,136 *
		5,739,009
Textiles, Apparel & Luxury Goods 0.4%
118,297	Under Armour, Inc. Class C	571,375 *
Trading Companies & Distributors 2.1%
23,050	AerCap Holdings NV	2,789,050
Total Common Stocks (Cost $100,969,609)		130,916,279

Short-Term Investments 0.1%
Investment Companies 0.1%
120,940	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.09%(a) (Cost $120,940)	120,940
Total Investments 100.6% (Cost $101,090,549)		131,037,219
Liabilities Less Other Assets (0.6)%		(726,636)
Net Assets 100.0%		$130,310,583

*	Non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$130,916,279	$—	$—	$130,916,279
Short-Term Investments	—	120,940	—	120,940
Total Investments	$130,916,279	$120,940	$—	$131,037,219

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)
September 30, 2025

Number of Shares		Value
Common Stocks 99.3%
Aerospace & Defense 1.0%
20,841	Space Exploration Technologies Corp. Class A	$4,418,292 *#(a)(b)
22,368	Space Exploration Technologies Corp. Class C	4,742,016 *#(a)(b)
		9,160,308
Banks 3.8%
307,614	Bank of America Corp.	15,869,806
55,376	JPMorgan Chase & Co.	17,467,252
		33,337,058
Broadline Retail 9.6%
388,618	Amazon.com, Inc.	85,328,854 *
Building Products 1.1%
23,909	Trane Technologies PLC	10,088,642
Capital Markets 6.9%
881,381	Interactive Brokers Group, Inc. Class A	60,647,827
Communications Equipment 2.9%
178,524	Arista Networks, Inc.	26,012,732 *
Consumer Finance 1.5%
61,985	Capital One Financial Corp.	13,176,771
Financial Services 11.9%
19	Berkshire Hathaway, Inc. Class A	14,329,800 *
89,242	Berkshire Hathaway, Inc. Class B	44,865,523 *
94,316	Fiserv, Inc.	12,160,162 *
60,087	MasterCard, Inc. Class A	34,178,086
		105,533,571
Ground Transportation 1.0%
249,787	CSX Corp.	8,869,936
Health Care Equipment & Supplies 0.7%
30,755	Becton Dickinson & Co.	5,756,413
Health Care Providers & Services 6.3%
78,746	Cencora, Inc.	24,610,488
72,305	Cigna Group	20,841,916
76,937	DaVita, Inc.	10,222,619 *
		55,675,023
Hotels, Restaurants & Leisure 2.6%
671,480	Compass Group PLC	22,887,890
Household Products 1.3%
142,905	Colgate-Palmolive Co.	11,423,826
Insurance 2.2%
79,606	Progressive Corp.	19,658,702
Number of Shares		Value
Interactive Media & Services 9.9%
361,687	Alphabet, Inc. Class A	$87,926,110
IT Services 6.5%
182,243	GoDaddy, Inc. Class A	24,936,310 *
1,080,022	Kyndryl Holdings, Inc.	32,433,060 *
		57,369,370
Machinery 0.9%
91,269	Otis Worldwide Corp.	8,344,725
Materials 1.1%
26,958	Sherwin-Williams Co.	9,334,477
Oil, Gas & Consumable Fuels 1.1%
417,150	Coterra Energy, Inc.	9,865,598
Pharmaceuticals 1.3%
35,450	Roche Holding AG	11,804,264
Semiconductors & Semiconductor Equipment 5.1%
144,174	Applied Materials, Inc.	29,518,185
87,021	Texas Instruments, Inc.	15,988,368
		45,506,553
Software 11.7%
20,157	Intuit, Inc.	13,765,417
173,101	Microsoft Corp.	89,657,663
		103,423,080
Specialty Retail 1.9%
16,396	Home Depot, Inc.	6,643,495
72,139	TJX Cos., Inc.	10,426,971
		17,070,466
Technology Hardware, Storage & Peripherals 3.1%
106,870	Apple, Inc.	27,212,308
Trading Companies & Distributors 3.9%
22,341	United Rentals, Inc.	21,328,059
13,669	W.W. Grainger, Inc.	13,026,010
		34,354,069

Total Common Stocks (Cost $394,801,853)		879,768,573
Preferred Stocks 0.8%
Aerospace & Defense 0.8%
3,428	Space Exploration Technologies Corp., Series E (Cost $2,776,680)	7,267,360 *#(a)(b)
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)  (cont’d)
Principal Amount		Value

Short-Term Investments 0.1%
Certificates of Deposit 0.0%‡
$100,000	Self Help Credit Union, 0.10%, due 10/29/2025	$100,000
100,000	Self Help Federal Credit Union, 0.10%, due 12/1/2025	100,000
		200,000
Number of Shares
Investment Companies 0.1%
573,934	State Street Institutional Treasury Money Market Fund Premier Class, 4.06%(c)	573,934
Total Short-Term Investments (Cost $773,934)		773,934
Total Investments 100.2% (Cost $398,352,467)		887,809,867
Liabilities Less Other Assets (0.2)%		(1,519,176)
Net Assets 100.0%		$886,290,691

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of September 30, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at September 30, 2025 amounted to $16,427,668, which represents 1.9% of net assets of the Fund.

(c)	Represents 7-day effective yield as of September 30, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at September 30, 2025 amounted to $16,427,668, which represents 1.9% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 9/30/2025	Fair Value Percentage of Net Assets as of 9/30/2025
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$2,776,680	$7,267,360	0.8%
Space Exploration Technologies Corp. Class A	8/18/2023	1,688,121	4,418,292	0.5%
Space Exploration Technologies Corp. Class C	8/18/2023	1,811,808	4,742,016	0.6%
Total		$6,276,609	$16,427,668	1.9%
See Notes to Schedule of Investments

Schedule of Investments Quality Equity Portfolio†^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$—	$9,160,308	$9,160,308
Hotels, Restaurants & Leisure	—	22,887,890	—	22,887,890
Pharmaceuticals	—	11,804,264	—	11,804,264
Other Common Stocks#	835,916,111	—	—	835,916,111
Total Common Stocks	835,916,111	34,692,154	9,160,308	879,768,573
Preferred Stocks#	—	—	7,267,360	7,267,360
Short-Term Investments	—	773,934	—	773,934
Total Investments	$835,916,111	$35,466,088	$16,427,668	$887,809,867

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2025
Investments in Securities:
Common Stocks(1)	$7,993	$—	$—	$1,167	$—	$—	$—	$—	$9,160	$1,167
Preferred Stocks(1)	6,342	—	—	926	—	—	—	—	7,268	926
Total	$14,335	$—	$—	$2,093	$—	$—	$—	$—	$16,428	$2,093

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 9/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$9,160,308	Market Approach	Transaction Price	$212.00	$212.00	Increase
Preferred Stocks	7,267,360	Market Approach	Transaction Price	$212.00	$212.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

†   Formerly known as Sustainable Equity Portfolio through July 28, 2025.
^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)
September 30, 2025

Principal Amount		Value
Mortgage-Backed Securities 31.2%
Collateralized Mortgage Obligations 14.8%
$126,598	A&D Mortgage Trust, Series 2025-NQM2, Class A3, 6.09%, due 6/25/2070	$127,398 (a)
40,201	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, due 11/25/2059	39,581 (a)(b)
151,514	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	152,171 (a)
Chase Home Lending Mortgage Trust
68,285	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	68,718 (a)(b)
124,300	Series 2024-4, Class A6, 6.00%, due 3/25/2055	125,314 (a)(b)
140,601	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	141,177 (a)(b)
162,243	Series 2024-11, Class A4, 6.00%, due 11/25/2055	164,913 (a)(b)
87,805	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	88,763 (a)
140,196	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	141,838 (a)
100,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	99,759 (a)(b)
196,270	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	173,489 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
446,553	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 5.46%, due 11/25/2054	446,402 (c)
360,064	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.51%, due 11/25/2054	360,183 (c)
371,767	Series 5542, Class CF, (30 day USD SOFR Average + 1.55%), 5.91%, due 5/25/2055	376,118 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
179,755	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.86%, due 10/25/2041	180,233 (a)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.11%, due 2/25/2042	284,196 (a)(c)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.61%, due 3/25/2042	337,173 (a)(c)
472,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.91%, due 8/25/2042	494,103 (a)(c)
240,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.06%, due 5/25/2044	241,162 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust
134,704	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.91%, due 10/25/2041	134,958 (a)(c)
340,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.46%, due 10/25/2041	346,415 (a)(c)
410,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.01%, due 12/25/2041	411,857 (a)(c)
360,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.26%, due 12/25/2041	365,008 (a)(c)
190,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.46%, due 3/25/2042	195,195 (a)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.86%, due 3/25/2042	407,466 (a)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.01%, due 6/25/2042	259,145 (a)(c)
237,370	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 6.91%, due 7/25/2042	243,435 (a)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.96%, due 7/25/2042	44,720 (a)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.96%, due 7/25/2042	229,382 (a)(c)
264,830	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 6.76%, due 12/25/2042	270,978 (a)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.71%, due 1/25/2043	132,556 (a)(c)
156,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.01%, due 5/25/2044	156,293 (a)(c)
83,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 6.06%, due 1/25/2045	82,637 (a)(c)
Federal National Mortgage Association REMIC
499,214	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.51%, due 3/25/2054	499,144 (c)
372,035	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 6.00%, due 5/25/2055	376,249 (c)
GCAT Trust
105,241	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	102,750 (a)(b)
366,662	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	310,842 (a)(b)
JP Morgan Mortgage Trust
21,919	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	21,887 (a)(b)
67,292	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	67,528 (a)(b)
160,075	Series 2025-2, Class A4, 6.00%, due 7/25/2055	162,230 (a)(b)
81,748	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	82,387 (a)
98,099	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	98,810 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$77,000	Series 2024-NQM1, Class M1A, 6.41%, due 2/25/2064	$77,704 (a)(b)
194,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	195,281 (a)
74,376	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	74,396 (a)
100,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	100,597 (a)
107,246	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	108,138 (a)
OBX Trust
143,014	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	144,235 (a)
100,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	99,603 (a)(b)
Sequoia Mortgage Trust
34,712	Series 2024-2, Class A10, 6.00%, due 3/25/2054	34,851 (a)(b)
95,400	Series 2024-4, Class A10, 6.00%, due 5/25/2054	95,961 (a)(b)
361,820	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	312,596 (a)(b)
326,032	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	313,159 (a)
Verus Securitization Trust
340,490	Series 2021-3, Class A3, 1.44%, due 6/25/2066	299,322 (a)(b)
296,682	Series 2021-6, Class A3, 1.89%, due 10/25/2066	261,304 (a)(b)
81,043	Series 2024-7, Class A1, 5.10%, due 9/25/2069	81,162 (a)(b)
81,044	Series 2024-7, Class A3, 5.40%, due 9/25/2069	80,945 (a)
130,987	Series 2025-3, Class A3, 5.93%, due 5/25/2070	131,902 (a)
11,455,719
Commercial Mortgage-Backed 9.6%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	120,312 (a)
85,000	1301 Trust, Series 2025-1301, Class D, 6.43%, due 8/11/2042	85,080 (a)(b)
118,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 7.24%, due 6/15/2040	119,176 (a)(c)
115,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/2041	118,917 (a)(b)
BANK5
41,000	Series 2023-5YR2, Class C, 7.40%, due 7/15/2056	42,342 (b)
49,000	Series 2025-5YR17, Class C, 5.89%, due 11/15/2058	49,053 (b)(d)
69,000	Series 2025-5YR17, Class B, 5.99%, due 11/15/2058	71,147 (b)(d)
BBCMS Mortgage Trust
5,168,073	Series 2021-C11, Class XA, 1.45%, due 9/15/2054	277,683 (b)(e)
1,017,821	Series 2022-C17, Class XA, 1.32%, due 9/15/2055	64,969 (b)(e)
Benchmark Mortgage Trust
87,000	Series 2023-V2, Class C, 7.00%, due 5/15/2055	88,932 (b)
64,000	Series 2023-V3, Class C, 7.41%, due 7/15/2056	65,004 (b)
44,000	Series 2023-B40, Class C, 7.66%, due 12/15/2056	45,756 (b)
15,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	15,447 (b)
126,000	Series 2024-V8, Class B, 7.18%, due 7/15/2057	133,696 (b)
BLP Commercial Mortgage Trust
119,000	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 5.35%, due 3/15/2042	118,740 (a)(c)
111,000	Series 2025-IND, Class D, (1 mo. USD Term SOFR + 2.25%), 6.40%, due 3/15/2042	110,445 (a)(c)
95,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	97,084 (b)
BX Commercial Mortgage Trust
96,883	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 5.91%, due 9/15/2036	96,580 (a)(c)
96,883	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.66%, due 9/15/2036	96,701 (a)(c)
130,162	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.09%, due 2/15/2039	130,406 (a)(c)
104,267	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.84%, due 3/15/2041	104,463 (a)(c)
110,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.34%, due 11/15/2041	110,275 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
BX Trust
$182,289	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.14%, due 3/15/2030	$181,833 (a)(c)
169,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.79%, due 2/15/2041	168,419 (a)(c)
122,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.04%, due 6/15/2041	122,152 (a)(c)
90,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	85,117 (a)(b)
121,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 7.40%, due 7/15/2044	121,907 (a)(c)
205,000	BXP Trust, Series 2017-GM, Class D, 3.54%, due 6/13/2039	197,365 (a)(b)
100,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.05%, due 10/12/2040	101,206 (a)(b)
COMM Mortgage Trust
100,000	Series 2024-CBM, Class D, 8.19%, due 12/10/2041	101,843 (a)(b)
120,000	Series 2024-277P, Class B, 7.23%, due 8/10/2044	128,116 (a)(b)
CONE Trust
48,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.79%, due 8/15/2041	47,962 (a)(c)
51,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.19%, due 8/15/2041	50,955 (a)(c)
5,128,725	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.89%, due 11/15/2048	91 (b)(e)
300,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, due 9/10/2035	299,433 (a)(b)
ELM Trust
100,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	100,561 (a)(b)
100,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	100,576 (a)(b)
120,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	120,701 (a)(b)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	94,889 (e)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	67,058 (b)(e)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	56,032 (b)(e)
34,252	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.21%, due 5/25/2044	34,619 (a)(c)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.51%, due 2/10/2056	75,866 (b)
GS Mortgage Securities Trust
5,590,641	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	56 (b)(e)
64,000	Series 2016-GS2, Class C, 4.84%, due 5/10/2049	61,975 (b)
157,000	Hilton USA Trust, Series 2016-HHV, Class C, 4.33%, due 11/5/2038	155,497 (a)(b)
Hudson Yards Mortgage Trust
100,000	Series 2025-SPRL, Class D, 6.55%, due 1/13/2040	103,987 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.90%, due 1/13/2040	103,573 (a)(b)
139,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.40%, due 3/15/2042	138,739 (a)(c)
IP Mortgage Trust
50,000	Series 2025-IP, Class A, 5.42%, due 6/10/2042	50,886 (a)(b)
40,000	Series 2025-IP, Class D, 6.53%, due 6/10/2042	40,607 (a)(b)
29,000	Series 2025-IP, Class E, 7.07%, due 6/10/2042	29,491 (a)(b)
122,000	IRV Trust, Series 2025-200P, Class C, 5.92%, due 3/14/2047	121,172 (a)(b)
135,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.56%, due 1/5/2039	109,369 (a)(b)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	93,571 (a)(b)
100,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.44%, due 5/15/2041	98,808 (a)(c)
70,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.22%, due 12/15/2051	64,546 (b)
29,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.25%, due 12/15/2056	29,999 (b)
NYC Commercial Mortgage Trust
100,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.59%, due 2/15/2042	99,531 (a)(c)
98,000	Series 2025-300P, Class D, 6.16%, due 7/13/2042	98,736 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
One Market Plaza Trust
$73,045	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	$70,779 (a)
100,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	96,340 (a)
150,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 4.96%, due 3/15/2036	147,856 (a)(c)
121,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	123,877 (a)(b)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.94%, due 12/15/2039	100,187 (a)(c)
141,000	PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, due 3/10/2033	140,539 (a)(b)
142,000	RIDE, Series 2025-SHRE, Class C, 6.32%, due 2/14/2047	144,497 (a)(b)
188,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	196,108 (a)
121,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 8.09%, due 4/15/2042	121,753 (a)(c)
SFO Commercial Mortgage Trust
42,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.76%, due 5/15/2038	41,606 (a)(c)
60,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 6.06%, due 5/15/2038	59,363 (a)(c)
103,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.66%, due 5/15/2038	101,712 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.14%, due 12/15/2039	100,250 (a)(c)
Wells Fargo Commercial Mortgage Trust
118,000	Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	119,324 (a)(b)
71,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	72,270 (b)
7,455,913
Federal Home Loan Mortgage Corp. 3.7%
Pass-Through Certificates
10,997	3.50%, due 5/1/2026	10,951
218,187	4.50%, due 11/1/2039	219,446
1,511,822	5.50%, due 9/1/2052 - 4/1/2053	1,532,939
1,045,072	6.00%, due 10/1/2052 - 3/1/2053	1,072,016
2,835,352
Federal National Mortgage Association 3.1%
Pass-Through Certificates
416,666	4.50%, due 5/1/2041 - 5/1/2044	415,750
850,675	5.50%, due 11/1/2052 - 5/1/2053	861,710
1,116,531	6.00%, due 11/1/2052 - 10/1/2053	1,149,764
2,427,224
Total Mortgage-Backed Securities (Cost $25,067,434)		24,174,208
Asset-Backed Securities 24.1%
Automobiles 3.9%
Avis Budget Rental Car Funding AESOP LLC
80,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	79,705 (a)
115,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	115,462 (a)
158,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	153,380 (a)
100,000	Series 2025-3A, Class C, 4.95%, due 2/20/2030	99,694 (a)
125,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	129,729 (a)
191,589	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	194,962 (a)
195,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	198,177
95,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, due 1/15/2031	96,708 (a)
GLS Auto Select Receivables Trust
30,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	30,228 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$30,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	$30,519 (a)
36,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	36,622 (a)
79,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	80,369 (a)
130,670	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	132,811 (a)
133,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	132,818 (a)
565,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	558,554 (a)
Santander Drive Auto Receivables Trust
45,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	45,606
219,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	222,264
197,000	Series 2025-2, Class C, 5.06%, due 5/15/2031	199,641
SCCU Auto Receivables Trust
46,000	Series 2025-1A, Class A4, 4.68%, due 9/15/2031	46,434 (a)
42,000	Series 2025-1A, Class B, 4.78%, due 12/15/2031	42,301 (a)
28,000	Series 2025-1A, Class C, 5.08%, due 2/17/2032	28,186 (a)
63,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	64,494 (a)
70,103	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	70,918 (a)
Westlake Automobile Receivables Trust
108,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	110,269 (a)
120,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	120,626 (a)
3,020,477
Home Equity 0.7%
JP Morgan Mortgage Trust
83,711	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.09%, due 3/20/2054	84,155 (a)(c)
72,897	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.49%, due 5/20/2054	73,395 (a)(c)
69,572	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.89%, due 8/25/2054	69,795 (a)(c)
42,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.39%, due 8/25/2054	42,269 (a)(c)
Towd Point Mortgage Trust
142,031	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	143,030 (a)
126,160	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	127,466 (a)
540,110
Other 18.0%
101,609	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	94,181 (a)
95,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	96,084 (a)
161,601	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	165,566 (a)
238,555	Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.78%, due 2/15/2050	242,232 (a)
110,000	CCG Receivables Trust, Series 2024-1, Class C, 5.22%, due 3/15/2032	111,887 (a)
Cloud Capital Holdco LP
110,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	111,741 (a)
71,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	72,464 (a)
Compass Datacenters Issuer II LLC
145,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	146,074 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	102,726 (a)
94,545	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	95,854 (a)
121,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	122,336 (a)
165,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, due 3/22/2030	167,895 (a)
101,931	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	105,278 (a)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.81%, due 10/20/2034	565,965 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
Foundation Finance Trust
$90,476	Series 2024-2A, Class B, 4.93%, due 3/15/2050	$90,661 (a)
82,048	Series 2025-1A, Class A, 4.95%, due 4/15/2050	83,105 (a)
Frontier Issuer LLC
221,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	224,445 (a)
64,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	66,740 (a)
100,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.06%, due 3/1/2028	100,194 (a)(c)
144,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3, 4.49%, due 4/16/2029	145,369 (a)
GreenSky Home Improvement Issuer Trust
100,000	Series 2025-1A, Class B, 5.39%, due 3/25/2060	101,390 (a)
105,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	105,940 (a)
117,246	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	119,888 (a)
Hilton Grand Vacations Trust
34,913	Series 2022-2A, Class A, 4.30%, due 1/25/2037	34,719 (a)
34,913	Series 2022-2A, Class B, 4.74%, due 1/25/2037	34,791 (a)
72,352	Series 2024-2A, Class C, 5.99%, due 3/25/2038	73,340 (a)
51,060	Series 2024-1B, Class A, 5.75%, due 9/15/2039	51,888 (a)
37,019	Series 2024-1B, Class B, 5.99%, due 9/15/2039	37,586 (a)
21,275	Series 2024-1B, Class C, 6.62%, due 9/15/2039	21,783 (a)
125,747	Series 2024-3A, Class A, 4.98%, due 8/27/2040	126,980 (a)
113,466	Series 2025-2A, Class B, 4.73%, due 5/25/2044	113,808 (a)
91,505	Series 2025-2A, Class C, 5.12%, due 5/25/2044	91,835 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	101,610 (a)
204,000	Kubota Credit Owner Trust, Series 2025-1A, Class A3, 4.67%, due 6/15/2029	206,959 (a)
164,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 8/20/2055	166,450 (a)
500,000	Milos CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 3.01%), 7.34%, due 10/20/2030	499,140 (a)(c)
MVW LLC
144,656	Series 2021-2A, Class A, 1.43%, due 5/20/2039	136,556 (a)
100,264	Series 2021-2A, Class B, 1.83%, due 5/20/2039	94,967 (a)
29,045	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	27,971 (a)
76,404	Series 2024-2A, Class B, 4.58%, due 3/20/2042	75,950 (a)
76,404	Series 2024-2A, Class C, 4.92%, due 3/20/2042	75,211 (a)
98,755	Series 2025-1A, Class B, 5.21%, due 9/22/2042	100,109 (a)
88,937	Series 2024-1A, Class B, 5.51%, due 2/20/2043	90,432 (a)
97,923	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	99,595 (a)
1,100,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.98%, due 1/20/2038	1,102,391 (a)(c)
144,326	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	146,400 (a)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.87%, due 4/25/2037	1,003,911 (a)(c)
1,900,000	RR 29 Ltd., Series 2024-29RA, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.71%, due 7/15/2039	1,905,866 (a)(c)
Sierra Timeshare Receivables Funding LLC
41,101	Series 2023-2A, Class C, 7.30%, due 4/20/2040	42,521 (a)
57,651	Series 2023-3A, Class B, 6.44%, due 9/20/2040	59,381 (a)
51,731	Series 2024-2A, Class C, 5.83%, due 6/20/2041	52,322 (a)
106,212	Series 2024-3A, Class C, 5.32%, due 8/20/2041	106,648 (a)
125,292	Series 2025-1A, Class A, 4.81%, due 1/21/2042	126,611 (a)
87,124	Series 2024-1A, Class C, 5.94%, due 1/20/2043	88,197 (a)
155,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	156,004 (a)
263,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	265,534 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$104,145	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	$100,574 (a)
131,345	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	132,269 (a)
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	202,763 (a)
1,300,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 7.48%, due 10/20/2037	1,311,885 (a)(c)
1,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.50%, due 4/25/2038	1,101,635 (a)(c)
128,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	131,074 (a)
199,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	200,008 (a)
183,807	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	186,694 (a)
Wireless PropCo Funding LLC
45,000	Series 2025-1A, Class A2, 4.07%, due 6/25/2055	43,532 (a)
40,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	38,184 (a)
14,004,099
Real Estate Investment Trusts 0.3%
216,000	American Tower Trust 1, 5.49%, due 3/15/2053	219,908 (a)
Student Loan 1.2%
Bayview Opportunity Master Fund VII LLC
30,459	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.16%, due 6/25/2047	30,357 (a)(c)
12,945	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.11%, due 6/25/2047	13,191 (a)(c)
250,000	Series 2025-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.13%, due 7/27/2048	250,000 (a)(c)
Navient Private Education Refi Loan Trust
308,390	Series 2021-EA, Class A, 0.97%, due 12/16/2069	277,972 (a)
238,597	Series 2021-FA, Class A, 1.11%, due 2/18/2070	212,785 (a)
149,659	Series 2024-A, Class A, 5.66%, due 10/15/2072	153,683 (a)
937,988
Total Asset-Backed Securities (Cost $18,577,867)		18,722,582

Corporate Bonds 39.6%
Advertising 0.1%
85,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	83,444 (a)
Aerospace & Defense 1.9%
Boeing Co.
480,000	2.70%, due 2/1/2027	470,217
380,000	6.30%, due 5/1/2029	403,274
570,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	579,351
1,452,842
Agriculture 0.4%
285,000	Philip Morris International, Inc., 4.13%, due 4/28/2028	285,511
Airlines 1.1%
200,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	200,765 (a)
625,000	Delta Air Lines, Inc., 4.95%, due 7/10/2028	632,585
44,583	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	44,529 (a)
877,879
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
$20,000	6.95%, due 6/10/2026	$20,260
190,000	7.35%, due 11/4/2027	198,168
65,000	6.80%, due 5/12/2028	67,508
160,000	2.90%, due 2/10/2029	148,244
Nissan Motor Acceptance Co. LLC
80,000	5.63%, due 9/29/2028	80,052 (a)
65,000	6.13%, due 9/30/2030	65,022 (a)
579,254
Banks 14.1%
Bank of America Corp.
810,000	2.55%, due 2/4/2028	793,299 (f)
500,000	4.62%, due 5/9/2029	506,195 (f)
Barclays PLC
465,000	5.67%, due 3/12/2028	474,043 (f)
400,000	4.84%, due 9/10/2028	404,047 (f)
Citigroup, Inc.
395,000	4.79%, due 3/4/2029	400,088 (f)
865,000	4.54%, due 9/19/2030	869,025 (f)
400,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.11%, due 1/28/2028	400,573 (c)
1,035,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,010,640 (f)
395,000	JPMorgan Chase & Co., 4.92%, due 1/24/2029	402,121 (f)
860,000	Lloyds Banking Group PLC, 5.09%, due 11/26/2028	875,314 (f)
240,000	M&T Bank Corp., 4.83%, due 1/16/2029	242,972 (f)
435,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	440,817
1,020,000	Mizuho Financial Group, Inc., (Secured Overnight Financing Rate + 1.25%), 5.60%, due 7/8/2031	1,027,582 (c)
Morgan Stanley
410,000	1.59%, due 5/4/2027	403,528 (f)
160,000	5.65%, due 4/13/2028	163,583 (f)
445,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	452,972 (f)
Truist Bank
600,000	4.67%, due 5/20/2027	601,288 (f)
595,000	4.42%, due 7/24/2028	597,539 (f)
350,000	Truist Financial Corp., 5.90%, due 10/28/2026	350,290 (f)
500,000	Wells Fargo & Co., 5.15%, due 4/23/2031	515,650 (f)
10,931,566
Building Materials 0.1%
40,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	38,700 (a)
Chemicals 0.7%
Olympus Water U.S. Holding Corp.
170,000	7.13%, due 10/1/2027	173,017 (a)
115,000	9.75%, due 11/15/2028	120,693 (a)
190,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	189,847 (a)
53,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	52,671 (a)
536,228
Commercial Services 0.3%
85,000	Champions Financing, Inc., 8.75%, due 2/15/2029	82,089 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$105,000	Veritiv Operating Co., 10.50%, due 11/30/2030	$112,689 (a)
194,778
Computers 0.2%
130,000	ASGN, Inc., 4.63%, due 5/15/2028	127,610 (a)
Distribution - Wholesale 0.2%
140,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	133,729 (a)
Diversified Financial Services 2.0%
380,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	385,822
140,000	Ally Financial, Inc., 5.74%, due 5/15/2029	143,302 (f)
Capital One Financial Corp.
380,000	3.75%, due 3/9/2027	377,894
380,000	6.31%, due 6/8/2029	398,624 (f)
95,000	OneMain Finance Corp., 6.13%, due 5/15/2030	96,205
140,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	147,929 (a)
1,549,776
Electric 2.1%
295,000	Alpha Generation LLC, 6.75%, due 10/15/2032	304,526 (a)
90,000	Calpine Corp., 4.50%, due 2/15/2028	89,620 (a)
NextEra Energy Capital Holdings, Inc.
90,000	4.69%, due 9/1/2027	90,979
425,000	(Secured Overnight Financing Rate Index + 0.80%), 5.08%, due 2/4/2028	428,620 (c)
80,000	NRG Energy, Inc., 10.25%, due 3/15/2028	87,229 (a)(f)(g)
202,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	203,638
200,000	Pacific Gas & Electric Co., 5.00%, due 6/4/2028	202,785
200,000	Vistra Corp., 7.00%, due 12/15/2026	203,054 (a)(f)(g)
1,610,451
Engineering & Construction 0.0%‡
40,000	Artera Services LLC, 8.50%, due 2/15/2031	35,347 (a)
Entertainment 0.1%
75,000	Caesars Entertainment, Inc., 7.00%, due 2/15/2030	77,146 (a)
Food 0.4%
285,000	Mars, Inc., 4.60%, due 3/1/2028	288,485 (a)
Food Service 0.1%
115,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	115,985 (a)
Healthcare - Products 0.2%
70,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	72,953 (a)
80,000	Medline Borrower LP, 5.25%, due 10/1/2029	79,308 (a)
152,261
Insurance 1.8%
220,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	220,474 (a)
675,000	Athene Global Funding, 4.95%, due 1/7/2027	680,800 (a)
80,000	HUB International Ltd., 5.63%, due 12/1/2029	79,919 (a)
400,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 5.06%, due 8/18/2028	400,879 (a)(c)
1,382,072
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Internet 0.5%
$410,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	$408,837 (a)
Leisure Time 0.1%
80,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	80,404 (a)
Machinery - Construction & Mining 0.2%
165,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	173,120 (a)
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
80,000	5.50%, due 5/1/2026	79,905 (a)
80,000	5.13%, due 5/1/2027	79,463 (a)
210,000	CSC Holdings LLC, 5.50%, due 4/15/2027	199,317 (a)
120,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	115,953 (a)
474,638
Mining 0.1%
80,000	Novelis Corp., 6.88%, due 1/30/2030	82,958 (a)
Oil & Gas 1.2%
205,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	203,770 (a)
600,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	608,613
120,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	120,296 (a)
932,679
Oil & Gas Services 0.1%
80,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	84,457 (a)
Packaging & Containers 0.4%
305,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	307,990 (a)
Pharmaceuticals 1.0%
740,000	CVS Health Corp., 4.30%, due 3/25/2028	740,488
40,000	Grifols SA, 4.75%, due 10/15/2028	38,854 (a)
779,342
Pipelines 3.1%
Enbridge, Inc.
174,000	5.25%, due 4/5/2027	176,632
140,000	4.60%, due 6/20/2028	141,644
485,000	Energy Transfer LP, 6.05%, due 12/1/2026	494,039
150,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, due 1/15/2029	156,437
620,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	633,964
375,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, due 10/15/2025	375,002
280,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	279,934 (a)
160,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	165,611 (a)
2,423,263
Real Estate Investment Trusts 1.2%
445,000	American Tower Corp., 1.45%, due 9/15/2026	434,216
190,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	185,865 (a)
115,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	114,783 (a)
110,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	115,852 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
$45,000	XHR LP, 6.63%, due 5/15/2030	$46,236 (a)
		896,952
Semiconductors 1.6%
	Broadcom, Inc.
338,000	5.05%, due 7/12/2027	343,838
135,000	4.60%, due 7/15/2030	137,041
365,000	Foundry JV Holdco LLC, 5.90%, due 1/25/2030	384,895 (a)
400,000	Intel Corp., 3.75%, due 8/5/2027	396,922
		1,262,696
Software 0.9%
170,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	168,609 (a)
80,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	80,722 (a)
465,000	Oracle Corp., 4.45%, due 9/26/2030	464,772
		714,103
Telecommunications 2.1%
790,000	AT&T, Inc., 4.70%, due 8/15/2030	803,445
270,000	NTT Finance Corp., (Secured Overnight Financing Rate + 1.08%), 5.41%, due 7/16/2028	272,829 (a)(c)
450,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	447,325
127,055	Zayo Group Holdings, Inc., 9.25%, due 3/9/2030	121,655 (a)
		1,645,254
Total Corporate Bonds (Cost $30,341,031)		30,719,757

Loan Assignments(c) 2.4%
Construction Materials 0.2%
198,500	Quikrete Holdings, Inc., Term Loan B1, (1 mo. USD Term SOFR + 2.25%), 6.41%, due 4/14/2031	198,387
Health Care Providers & Services 0.5%
199,000	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.56%, due 11/8/2032	198,827
206,850	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.00%, due 9/27/2030	206,763
		405,590
Independent Power & Renewable Electricity Producers 0.2%
189,000	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.41%, due 2/26/2032	189,236
Insurance 0.5%
168,095	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.58%, due 6/20/2030	168,299
198,496	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 6.25%, due 9/29/2030	198,179
		366,478
Leisure Products 0.2%
198,500	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.16%, due 2/27/2032	197,011
Media 0.3%
199,000	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.41%, due 2/13/2032	198,586
Passenger Airlines 0.1%
58,354	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.58%, due 4/20/2028	58,232
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Specialty Retail 0.1%
$87,798	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.51%, due 3/3/2028	$85,435
Transportation Infrastructure 0.3%
198,500	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.66%, due 9/23/2031	198,429
Total Loan Assignments (Cost $1,892,277)		1,897,384
Number of Shares
Short-Term Investments 1.1%
Investment Companies 1.1%
830,785	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.09%(h) (Cost $830,785)	830,785
Total Investments 98.4% (Cost $76,709,394)		76,344,716
Other Assets Less Liabilities 1.6%		1,228,618 (i)
Net Assets 100.0%		$77,573,334

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2025, these securities amounted to $41,737,361, which represents 53.8% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
September 30, 2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2025 and changes periodically.
(d)	When-issued security. Total value of all such securities at September 30, 2025 amounted to $120,200, which represents 0.2% of net assets of the Fund.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	Represents 7-day effective yield as of September 30, 2025.
(i)	Includes the impact of the Fund’s open positions in derivatives at September 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$63,836,914	82.3%
Cayman Islands	7,490,793	9.6%
United Kingdom	1,753,404	2.3%
Japan	1,300,411	1.7%
Ireland	775,279	1.0%
Canada	318,276	0.4%
Other countries, each representing less than 0.05% of net assets of the Fund	38,854	0.0%
Short-Term Investments and Other Assets—Net	2,059,403	2.7%
	$77,573,334	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At September 30, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	219	U.S. Treasury Note, 2 Year	$45,639,258	$17,206
Total Long Positions			$45,639,258	$17,206

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	4	U.S. Treasury Long Bond	$(466,375)	$(9,086)
12/2025	13	U.S. Treasury Note, 10 Year	(1,462,500)	(6,627)
12/2025	88	U.S. Treasury Note, 5 Year	(9,609,188)	(10,142)
12/2025	13	U.S. Treasury Note, Ultra 10 Year	(1,496,016)	(14,549)
12/2025	1	U.S. Treasury Ultra Bond	(120,062)	(3,041)
Total Short Positions			$(13,154,141)	$(43,445)
Total Futures				$(26,239)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$24,174,208	$—	$24,174,208
Asset-Backed Securities#	—	18,722,582	—	18,722,582
Corporate Bonds#	—	30,719,757	—	30,719,757
Loan Assignments#	—	1,897,384	—	1,897,384
Short-Term Investments	—	830,785	—	830,785
Total Investments	$—	$76,344,716	$—	$76,344,716

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of September 30, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$17,206	$—	$—	$17,206
Liabilities	(43,445)	—	—	(43,445)
Total	$(26,239)	$—	$—	$(26,239)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

September 30, 2025
Notes to Schedule of Investments Advisers Management Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Advisers Management Trust: Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Quality Equity Portfolio (formerly known as Sustainable Equity Portfolio), and Short Duration Bond Portfolio (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities and preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Advisers Management Trust (Unaudited)  (cont’d)
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.